Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 2,262		¥ 2,607
Additions	10		67
Conversion from equity investment	657		(18)
Share of losses in excess of equity method investment in ordinary shares	(161)		(207)
Net unrealized fair value change recognized in other comprehensive income	(432)		(243)
Accrued interest	78		75
Foreign currency translation adjustments	33		(19)
Ending balance	¥ 2,447	$ 355	¥ 2,262